SHARE CAPITAL	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
a)Authorized share capital
On September 19, 2024, the Company completed the Share Consolidation. As a result, the number of Common Shares, warrants, options and earnings per share presented in these consolidated financial statements have been restated retrospectively for all the years to reflect the Share Consolidation.
The authorized share capital of Helus Pharma consists of an unlimited number of Common Shares and an unlimited number of preferred shares without par value. The board of directors of Helus Pharma would determine the designation, rights, privileges, and conditions attached to any preferred shares prior to issuance.
b)Issued share capital
Common Shares
During the year ended March 31, 2026, the Company completed the following share issuances:

The Company sold 1,422,423 Common Shares at an average price of $7.36 per Common Share for aggregate gross proceeds of $10,465 under an at-the-market equity program (the “2025 ATM Program”) established on February 10, 2025 that allows the Company to issue and sell up to $100,000 of Common Shares from treasury to the public, from time to time. Distributions of Common Shares under the 2025 ATM Program are made pursuant to the terms and conditions of an at-the-market equity distribution agreement (the “2025 Distribution Agreement”) dated February 10, 2025, among the Company, Cantor Fitzgerald Canada Corporation and Cantor Fitzgerald & Co. The 2025 ATM Program was effective until September 17, 2025 when it was terminated in accordance with the terms of the 2025 Distribution Agreement. Common Share issuance costs related to the 2025 ATM Program for the period were $332.

On October 31, 2025, the Company completed a registered direct offering of 22,277,750 Common Shares and, in lieu of Common Shares to certain investors, 4,605,500 pre-funded Common Share purchase warrants (the "Pre-Funded Warrants") at a price of $6.51 per Common Share or $6.50999 per Pre-Funded Warrant for aggregate gross proceeds of approximately $175,010 (the “Registered Direct Offering”). The gross proceeds related to the issuance of Common Shares was $145,028. Common Share issuance costs related to the Registered Direct Offering was $10,992, of which $9,109 was allocated to Common Shares and $1,883 allocated to the Pre-Funded Warrants.

Each Common Share and each Pre-Funded Warrant was accompanied by 0.35 of one Common Share purchase warrant (each whole warrant, a “Warrant” and together with the Common Shares and Pre-Funded Warrants, the “Securities”). Each Warrant is exercisable to acquire one Common Share at a price of $8.14 per Common Share at any time prior to the earlier of: (i) June 30, 2027; (ii) thirty days following the publication by press release of topline data for the APPROACH trial of HLP003 (previously referred to as CYB003) in major depressive disorder; and (iii) thirty days following the date a press release is issued by the Company announcing exercise of its acceleration right, which right can only be exercised if the closing price of the Common Share is equal to or exceeds $19.53 per Common Share for any five consecutive trading days.

High Trail converted $29,850 of the Convertible Debentures into 4,584,856 Common Shares at an average conversion price of $6.5106 representing the VWAP of the Common Shares for the five trading days immediately prior to each conversion. Common Share issuance costs related to conversion of the Convertible Debentures for the period were $35.

On December 30, 2025, the Company established a new at-the-market equity program (the "2026 ATM Program") that allows the Company to issue and sell up to $100,000 of Common Shares from treasury to the public, from time to time. Distributions of Common Shares under the 2026 ATM Program are made pursuant to the terms and conditions of an at-the-market equity distribution agreement (the “2026 Distribution
Agreement”) dated December 30, 2025, among the Company, Cantor Fitzgerald Canada Corporation and Cantor Fitzgerald & Co. The 2026 ATM Program is to be effective until the earlier of the issuance and sale of all of the Common Shares issuable pursuant to the 2026 ATM Program and October 17, 2027, unless earlier terminated in accordance with the terms of the 2026 Distribution Agreement. As at March 31, 2026, the Company had not sold any shares under the 2026 ATM Program. For the year ended March 31, 2026, the Company incurred professional fees of $205 related to establishing the 2026 ATM Program, recorded as "Share issuance costs" in the consolidated statements of financial position and changes in shareholders' equity.

During the year ended March 31, 2026, 1,565,250 Pre-Funded Warrants were exercised and converted into 1,565,246 Common Shares.

During the year ended March 31, 2026, 172,427 Common Shares were issued on the vesting of RSUs.

During the year ended March 31, 2025, the Company completed the following share issuances:

On February 10, 2025, the Company terminated the at-the-market equity program that had been launched on August 23, 2023 (the "2023 ATM Program") and established the 2025 ATM Program (and together with the 2023 ATM Program, the "ATM Programs") that allows the Company to issue and sell up to $100,000 of Common Shares from treasury to the public, from time to time. Distributions of Common Shares under the 2025 ATM Program were made pursuant to the 2025 Distribution Agreement. The 2025 ATM Program was to be effective until the earlier of the issuance and sale of all of the Common Shares issuable pursuant to the 2025 ATM Program and September 17, 2025, unless earlier terminated in accordance with the terms of the 2025 Distribution Agreement.

During the year ended March 31, 2025, the Company sold 1,609,298 Common Shares under the ATM Programs at an average price of $9.52 per Common Share, for aggregate gross proceeds of $15,322 Share issuance costs related to the ATM Programs for the year were $656

There were two Common Shares issued in connection with the Share Consolidation as a result of rounding.

Preferred Shares
As at March 31, 2026, the Company had no preferred shares outstanding (2025 - nil).

Helus US Class B Shares

Number of Class B Shares
Balance as at March 31, 2024	36,084.7
Balance as at March 31, 2025	36,084.7
Cancelled	(36,084.7)
Balance as at March 31, 2026	—
Effective August 20, 2025, the remaining 36,084.7 class B common shares of Helus US (“Class B Shares”) were cancelled. The Class B shares had been exchangeable for a total of 9,496 Common Shares and the Company's consolidated financial statements had reflected the issued Class B Shares on an as-converted basis. As a result of the cancellation, $373 was reclassified from "share capital" to "contributed surplus" on the consolidated statements of financial position and changes in shareholders' equity. As at March 31, 2026, no Class B Shares were outstanding.
c)Pre-Funded Warrants

On October 31, 2025, in connection with the Registered Direct Offering, 4,605,500 Pre-Funded Warrants were issued at a price of $6.50999 per Pre-Funded Warrant for gross proceeds of $29,982. Share issuance costs of $1,883 were attributed to the issuance of the Pre-Funded Warrants. Each Pre-Funded Warrant entitles the holder thereof to acquire one Common Share at a nominal exercise price. The Pre-Funded Warrants do not expire.

The continuity of the outstanding Pre-Funded Warrants for the years ended March 31, 2026, is as follows:

	Number of Warrants	Weighted average exercise price[1]
		$
Pre-Funded Warrants
As at March 31, 2025	—	—
Issued	4,605,500	0.00001
Exercised	(1,565,250)	0.00001
Outstanding as at March 31, 2026	3,040,250	0.00001
Exercisable as at March 31, 2026	3,040,250	0.00001

During the year ended March 31, 2026, 1,565,250 Pre-Funded Warrants were exercised and converted into 1,565,246 Common Shares.
d)Warrants

The continuity of the outstanding warrants for the years ended March 31, 2026 and 2025, are as follows:

	Number of Warrants	Weighted average exercise price[1]
		$
Common Share Purchase Warrants
As at March 31, 2024 and 2025	2,796,197	16.72
Issued	9,409,138	8.14
Exercised	—	—
Expired	—	—
Outstanding as at March 31, 2026	12,205,335	10.11
Exercisable as at March 31, 2026	12,205,335	10.11

[1]Certain warrants were issued in CAD, the weighted average exercise price is calculated using the closing exchange rate in effect as at the respective dates.

During the year ended March 31, 2026, the Company completed the following warrant issuances:

On October 31, 2025, in connection with the Registered Direct Offering, the Company granted warrants to purchase up to 9,409,138 Common Shares. The warrants have an exercise price of $8.14 per Common Share, expire on the earlier of: (i) June 30, 2027; (ii) thirty days following the publication by press release of topline data for the APPROACH trial of HLP003 (previously referred to as CYB003) in major depressive disorder; and (iii) thirty days following the date a press release is issued by the Company announcing exercise of its acceleration right, which right can only be exercised if the closing price of the Common Share is equal to or exceeds $19.53 per Common Share for any five consecutive trading days. The aggregate estimated grant date fair value was determined to be $19,011, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.40%
Expected annual volatility, based on comparable companies	67.53%
Expected life (in years)	1.66
Expected dividend yield	0.00%
Share price	$7.26
Exercise price	$8.14

During the year ended March 31, 2025, the Company completed the following warrant modifications:

On August 27, 2024, the Company, upon receiving shareholder approval, extended the expiry dates of the warrants originally expiring on June 15, 2025, August 20 , 2025, and November 15, 2025 to June 15, 2030, August 20, 2030, and November 15, 2030, respectively. The extension was for 405,924 warrants, of which 260,527 were warrants held by officers and directors of the Company. No other changes to the terms of the warrants were made. As a result of the extension, the Company recorded an additional expense, related to the incremental fair value of the extended warrants, of $1,433 in the statements of loss and comprehensive loss as "Share-based compensation", with a corresponding increase to the warrant reserve.

The following summarizes information about warrants outstanding as at March 31, 2026:

Date of Expiry	Warrants outstanding	Warrants exercisable	Weighted average of exercisable price		Estimated fair value $	Weighted average remaining contractual life Years
June 30, 2027[1]	9,409,138	9,409,138		$8.14	19,011	1.25
August 4, 2028	635,887	635,887		$15.20	3,184	2.35
May 14, 2029	1,754,386	1,754,386		$19.38	12,419	3.12
June 15, 2030	336,843	336,843	C$	9.50	2,707	4.21
August 20, 2030	38,818	38,818	C$	24.32	651	4.39
November 15, 2030	30,263	30,263	C$	9.50	233	4.63
	12,205,335	12,205,335			38,205	1.67
[1] The warrants expire on the earlier of: (i) June 30, 2027; (ii) thirty days following the publication by press release of topline data for the APPROACH trial of HLP003 (previously referred to as CYB003) in major depressive disorder; and (iii) thirty days following the date a press release is issued by the Company announcing exercise of its acceleration right, which right can only be exercised if the closing price of the Common Share is equal to or exceeds $19.53 per Common Share for any five consecutive trading days.
e) Stock options
On November 5, 2020, Helus Pharma adopted an equity incentive plan ("Equity Incentive Plan"). Under the Equity Incentive Plan, the board of directors may grant share-based awards to acquire such number of Common Shares as is equal to up to 20% of the total number of issued and outstanding Common Shares at the time such awards are granted. Options granted under the plan vest over a period of time at the discretion of the board of directors. On August 27, 2024, the board of directors and the shareholders re-approved the Equity Incentive Plan and approved certain amendments to the plan, including an increase to the fixed number of Incentive Stock Options (as defined in the plan), certain changes to the board of directors' authority to amend existing awards, and certain other housekeeping amendments.
The changes in options for the years ended March 31, 2026 and 2025 are as follows:

	Number of Options	Weighted average exercise price C$
As at March 31, 2024	1,742,139	35.17
Granted	3,484,626	13.84
Forfeited/Expired	(1,270,081)	38.76
As at March 31, 2025	3,956,684	15.23
Granted	410,470	9.31
Exercised	(7,894)	9.50
Forfeited/Expired	(380,978)	20.39
Outstanding as at March 31, 2026	3,978,282	14.14
Exercisable as at March 31, 2026	3,671,060	14.52

During the year ended March 31, 2026, the Company completed the following option issuances:
On August 15, 2025, the Company granted options to purchase up to 80,000 Common Shares to certain consultants. The options have an exercise price of C$11.00 per Common Share, expire on August 15, 2035, and vest over two years. The aggregate estimated grant date fair value was determined to be $472, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.46%
Expected annual volatility, based on historical share price of the Company	82.77%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 2.9%
CAD/USD exchange rate on date of grant	0.7243
Share price	C$	9.81
Exercise price	C$	11.00
On August 15, 2025, the Company granted options to purchase up to 53,800 Common Shares to certain employees of the Company. The options have an exercise price of C$10.00 per Common Share, expire on August 15, 2035, and vest over two years. The aggregate estimated grant date fair value was determined to be $321, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.46%
Expected annual volatility, based on historical share price of the Company	82.77%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.0%
CAD/USD exchange rate on date of grant	0.7243
Share price	C$	9.81
Exercise price	C$	10.00
On August 29, 2025, the Company granted options to purchase up to 15,000 Common Shares to a consultant. The options have an exercise price of C$11.00, per Common Share, expire on August 29, 2035, and vest over two years. The aggregate estimated grant date fair value was determined to be $94 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.38%
Expected annual volatility, based on historical share price of the Company	82.54%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 2.9%
CAD/USD exchange rate on date of grant	0.7277
Share price	C$	10.32
Exercise price	C$	11.00
On October 1, 2025, the Company granted options to purchase up to 200,000 Common Shares to certain consultants. The options have an exercise price of C$8.39, per Common Share, expire on October 1, 2035, and vest over two years. The aggregate estimated grant date fair value was determined to be $1,008 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.19%
Expected annual volatility, based on historical share price of the Company	82.62%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 2.9%
CAD/USD exchange rate on date of grant	0.7174
Share price	C$	8.39
Exercise price	C$	8.39
On November 14, 2025, the Company granted options to purchase up to 25,000 Common Shares to a consultant. The options have an exercise price of C$8.39, per Common Share, expire on November 14, 2035, and vest over two years. The aggregate estimated grant date fair value was determined to be $123 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.22%
Expected annual volatility, based on historical share price of the Company	82.38%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 2.9%
CAD/USD exchange rate on date of grant	0.7130
Share price	C$	8.25
Exercise price	C$	8.39
On November 14, 2025, the Company granted options to purchase up to 23,240 Common Shares to certain employees. The options have an exercise price of C$8.39, per Common Share, expire on November 14, 2035, and vest over two years. The aggregate estimated grant date fair value was determined to be $114 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.22%
Expected annual volatility, based on historical share price of the Company	82.38%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.0%
CAD/USD exchange rate on date of grant	0.7130
Share price	C$	8.25
Exercise price	C$	8.39
On December 31, 2025, the Company granted options to purchase up to 13,430 Common Shares to certain employees. The options have an exercise price of C$11.65, per Common Share, expire on December 31, 2035, and vest over two years. The aggregate estimated grant date fair value was determined to be $91 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.42%
Expected annual volatility, based on historical share price of the Company	81.91%
Expected life (in years)	10
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.0%
CAD/USD exchange rate on date of grant	0.7296
Share price	C$	11.11
Exercise price	C$	11.65

During the year ended March 31, 2026, 7,894 options were exercised by various holders for aggregate proceeds to the Company of $53.
During the year ended March 31, 2025, the Company completed the following option issuances:

On April 5, 2024, the Company granted options to purchase up to 308,294 Common Shares, of which 134,872 were granted to employees, 144,738 were granted to officers of the Company and 28,684 were granted to consultants. The granted options have an exercise price of C$21.28 per Common Share and expire on April 5, 2029. The granted options have different vesting schedules; 38,536 options vested immediately and 269,758 options vest over two years. The aggregate estimated grant date fair value was determined to be $3,397 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.62%
Expected annual volatility, based on historical share price of the Company	88.13%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	C$	21.28
Exercise price	C$	21.28
On May 5, 2024, the Company cancelled options to purchase up to 1,199,655 Common Shares (exercise prices ranged from C$27.17 to C$119.70). The unvested options were vested based on an accelerated cancellation criteria which resulted in $867 of share based compensation expense.

On August 15, 2024, the Company granted options to purchase up to 3,061,232 Common Shares, of which 940,168 were granted to employees, 1,980,888 were granted to officers and directors and 140,176 were granted to consultants. The granted options have an exercise price of C$13.11 per Common Share and expire on August 15, 2034. Certain options vested immediately, while others vest over periods of up to two years. The aggregate estimated grant date fair value was determined to be $25,389 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.07%
Expected annual volatility, based on historical share price of the Company	86.69%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	C$	13.30
Exercise price	C$	13.11

On November 27, 2024, the Company granted options to purchase up to 80,100 Common Shares, of which 73,100 were granted to employees and 7,000 was granted to a consultant. The granted options have an exercise price of C$14.37 per Common Share and expire on November 27, 2034. The granted options vest over periods of up to two years. The aggregate estimated grant date fair value was determined to be $700 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.23%
Expected annual volatility, based on historical share price of the Company	86.06%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	0% - 3.4%
Share price	C$	14.37
Exercise price	C$	14.37
On March 7, 2025, the Company granted options to purchase up to 35,000 Common Shares to a consultant. The granted options have an exercise price of C$10.45 per Common Share and expire on March 7, 2035. The granted options vest over period of one year. The aggregate estimated grant date fair value was determined to be $214 calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.03%
Expected annual volatility, based on historical share price of the Company	83.43%
Expected life (in years)	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	2.0%
Share price	C$	10.45
Exercise price	C$	10.45
The following summarizes information about stock options outstanding on March 31, 2026:

Date of Expiry	Number of options outstanding	Number of options exercisable	Exercise Price C$	Estimated fair value	Weighted average remaining life Years
June 4, 2026	658	658	13.11	5	0.19
June 4, 2026	3,816	3,816	16.72	35	0.19
June 4, 2026	1,974	1,974	21.28	21	0.19
June 10, 2026	2,436	2,436	14.37	21	0.19
June 25, 2026	2,375	2,375	14.37	20	0.24
June 28, 2026	2,501	2,501	110.20	138	0.24
September 26, 2026	25,657	25,657	30.02	306	0.49
November 15, 2026	13,158	13,158	27.17	110	0.63
December 31, 2026	1,842	1,842	13.11	15	0.75
December 31, 2026	3,947	3,947	16.72	37	0.75
December 31, 2026	1,974	1,974	21.28	21	0.75
December 31, 2026	32,896	32,896	57.00	940	0.75
March 4, 2027	526	526	42.94	11	0.93
March 8, 2027	10,526	10,526	38.76	205	0.94
June 30, 2028	248,607	248,607	16.72	2,308	2.25
September 26, 2028	2,632	2,632	30.02	41	2.49
March 20, 2029	526	526	21.28	6	2.97
April 5, 2029	226,977	226,977	21.28	2,366	3.01
June 30, 2032	7,895	7,895	34.20	124	6.25
August 15, 2034	2,886,389	2,879,763	13.11	22,836	8.38
November 27, 2034	64,500	48,717	14.37	516	8.66
March 7, 2035	35,000	35,000	10.45	214	8.93
August 15, 2035	48,800	18,294	10.00	195	9.37
August 15, 2035	80,000	30,000	11.00	319	9.37
August 29, 2035	15,000	5,625	11.00	63	9.41
October 1, 2035	200,000	50,000	8.39	551	9.50
November 14, 2035	44,240	11,060	8.39	109	9.62
December 31, 2035	13,430	1,678	11.65	30	9.75
	3,978,282	3,671,060		31,563	7.60
The Company recognized share-based payments expense related to the issuance of stock options for the year ended March 31, 2026 of $2,314 (2025 - $29,849).
The outstanding options and warrants disclosed above were anti-dilutive for the year ended March 31, 2026 and 2025 and did not impact the calculation of the loss per share.
f) Restricted and Performance Share Units
The Company may grant RSUs and PSUs to directors, officers and employees of the Company. RSUs vest on time-based conditions and PSUs vest based on both market and service conditions, in accordance with the terms of the relevant PSU agreements.

On October 1, 2025, the Company granted a total of 600,000 RSUs to certain directors and officers. The RSUs were granted at no cost to the recipients and are subject to varying vesting conditions as follows: 100,000 RSUs vested on January 6, 2026, and 500,000 RSUs vest in twelve equal installments over three years, subject to continued engagement or employment. Each RSU entitles the holder to receive one Common Share upon vesting. The aggregate estimated grant date fair value was determined to be $3,588, which was determined based on the quoted market price of the Common Shares on the date of issuance of the RSUs.

On November 3, 2025, the Company granted a total of 3,564,440 RSUs to certain directors and officers of the Company. The RSUs were granted on the basis of the directors and officers achieving certain performance conditions on October 31, 2025. The RSUs were granted at no cost to the recipients and vest in three equal tranches on the first, second, and third anniversary of the grant date, subject to acceleration upon satisfaction of certain performance-related conditions or other customary events. Each RSU entitles the holder to receive one Common Share upon vesting. The aggregate estimated grant date fair value was determined to be $23,989 which was determined based on the quoted market price of the Common Shares on the date of issuance of the RSUs.

On February 10, 2026, the Company granted 975,000 RSUs to an officer of the Company. The RSUs were granted at no cost to the recipient and vest in thirteen tranches over four years, subject to continued engagement or employment. Each RSU entitles the holder to receive one Common Share upon vesting. The aggregate estimated grant date fair value was determined to be $6,250 which was determined based on the quoted market price of the Common Shares on the date of issuance of the RSUs.

On February 10, 2026, the Company granted 325,000 PSUs to an officer of the Company. The PSUs were granted at no cost to the recipient and vest based on both market and service conditions, in accordance with the terms of the PSU agreement. Vesting occurs in three tranches and requires the achievement of specified Common Share price targets during the period from February 10, 2026 to February 10, 2031, as well as continued service through the applicable service based dates. Each PSU entitles the holder to receive one Common Share upon vesting. The aggregate estimated grant date fair value was determined to be $576 which was determined based on the Monte Carlo simulation valuation model. This model incorporates assumptions including the Company’s share price at the grant date, expected share price volatility, and the probability of achieving the market-based performance conditions over the term of the award.

On February 24, 2026, the Company granted 25,000 RSUs to a director of the Company. The RSUs were granted at no cost to the recipient and vest on November 20, 2026, subject to continued engagement. Each RSU entitles the holder to receive one Common Share upon vesting. The aggregate estimated grant date fair value was determined to be $184 which was determined based on the quoted market price of the Common Shares on the date of issuance of the RSUs.
On March 10, 2026, the Company granted 35,000 RSUs to an officer of the Company. The RSUs were granted at no cost to the recipient and vest in ten installments over a three year period subject to continued employment. Each RSU entitles the holder to receive one Common Share upon vesting. The aggregate estimated grant date fair value was determined to be $201 which was determined based on the quoted market price of the Common Shares on the date of issuance of the RSUs.

On March 11, 2026, the Company's obligation to grant 122,440 RSUs to certain directors of the Company crystallized pursuant to contractual arrangements. The RSUs are granted at no cost to the recipient and will vest in three equal annual tranches of 40,813, subject to continued service and acceleration in certain circumstances. Each RSU entitles the holder to receive one Common Share upon vesting. The aggregate estimated grant date fair value was determined to be $659 which was determined based on the quoted market price of the Common Shares on the date the obligation arose.

On March 19, 2026, the Company's obligation to grant 127,998 RSUs to certain directors of the Company crystallized pursuant to contractual arrangements. The RSUs are granted at no cost to the recipient and will vest in three equal annual tranches of 42,666, subject to continued service and acceleration in certain circumstances. Each RSU entitles the holder to receive one Common Share upon vesting. The aggregate estimated grant date fair value was determined to be $616 which was determined based on the quoted market price of the Common Shares on the date the obligation arose.

On January 6, 2026 and February 20, 2026, 141,664 RSUs and 41,664 RSUs vested and were settled through the issuance of 141,664 Common Shares and 30,763 Common Shares, respectively.

The changes in RSUs and PSUs for the years ended March 31, 2026 and 2025, and the weighted average fair value at grant date per unit (“WAFV”) are as follows:

	Number of RSUs	WAFV (S)	Number of PSUs	WAFV (S)
Outstanding as at March 31, 2024 and 2025	—	—	—	—
Granted	5,199,440	6.58	325,000	1.77
Deemed granted	250,438	5.09	—	—
Vested	(183,328)	5.98	—	—
Forfeited/Expired	—	—	—	—
Outstanding as at March 31, 2026	5,266,550	6.53	325,000	1.77

The Company recognized share-based payments expense related to the issuance of RSUs and PSUs for the year ended March 31, 2026 of $8,549 (2025 - $Nil).
The outstanding RSUs disclosed above were anti-dilutive for the year ended March 31, 2026 and 2025 and did not impact the calculation of the loss per share.